Accrued Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities Current [Abstract]
Audit fees	$ 159	$ 213
Legal fees	7	7
Other professional fees	26	52
Vessel Operating and voyage expenses	1,835	2,039
Loan interest and financing fees	1,395	1,559
Total Accrued Liabilities	$ 3,422	$ 3,870